Intangible assets (Details) - USD ($)			12 Months Ended
	Aug. 28, 2014	Jun. 15, 2009	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Intangible assets, gross			$ 25,809,000	$ 25,448,000
Accumulated amortization			(9,461,000)	(7,801,000)
Intangible assets, net			16,348,000	17,647,000
Payment made to acquire asset			361,000	500,000
Aggregate amortization of intangible assets for each of the next five years and thereafter
2018			1,604,000
2019			1,604,000
2020			1,604,000
2021			1,604,000
2022			1,604,000
Thereafter			6,237,000
Finite lived intangible assets, net			14,257,000
Proprietary modified-release drug delivery technology
Intangible assets
Intangible assets, gross			15,600,000	15,600,000
Amount of finite-lived intangibles		$ 15,600,000
Useful life		20 years
Amortization of intangible assets			780,000	780,000	$ 780,000
Tussionex ANDA
Intangible assets
Intangible assets, gross			4,829,000	4,829,000
Payment made to acquire asset	$ 4,200,000
Legal fees	90,000
Earnout fair value	589,000
Tussionex ANDA | Other income (expense)
Intangible assets
Increase (decrease) in fair value of earnout liability			(62,000)	18,000	(542,000)
CPI Profit Sharing
Intangible assets
Intangible assets, gross			2,043,000	2,043,000
Payment made to acquire asset	2,000,000
Legal fees	$ 43,000
Patents
Intangible assets
Intangible assets, gross			2,302,000	2,191,000
Other
Intangible assets
Intangible assets, gross			1,035,000	785,000
Tussionex ANDA and CPI profit sharing
Intangible assets
Useful life	10 years
Amortization of intangible assets			$ 687,000	$ 687,000	$ 687,000